October 4, 2021

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon International Securities Funds, Inc.
- BNY Mellon Emerging Markets Securities Fund
 1933 Act File No.: 33-58248
 1940 Act File No.: 811-07502
 CIK No.: 0000897469

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for the above-referenced fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 67 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 28, 2021.

Please address any comments or questions to my attention at 412-234-2521.

Sincerely,

/s/ Olivia M. Pollock
Olivia M. Pollock
Analyst/Paralegal